Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Receivables
Royalty receivables	$ 9,492	$ 20,584
Interest receivables	196	1,093
Loans and current accounts* (net of allowance of $nil as of both December 31, 2024 and 2023)	22,394	30,489
Bank loans	7,736	6,850
Other	896	8,767
Total	40,714	67,783
Net of allowance	$ 0	$ 0